Trade and other receivables - Summary of trade and other receivables reported in balance sheet net of allowances (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	£ 2,887	£ 2,609
Loans and other receivables	663	1,568
Prepayments and accrued income	392	431
Net trade and other receivables per balance sheet	3,942	4,608
Cost
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	2,957	2,660
Loans and other receivables	691	1,568
Allowance
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	(70)	(51)
Loans and other receivables	£ (28)	£ 0